Member Cash Advances, Net - Summary of Member Cash Advances, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Past Due [Line Items]
Gross Member Advances	$ 61,008	$ 51,324
Allowance for Unrecoverable Advances	(11,995)	(12,580)	$ (9,355)
Member Advances, Net	49,013	38,744
1-10 [Member]
Financing Receivable, Past Due [Line Items]
Gross Member Advances	39,910	27,948
Allowance for Unrecoverable Advances	(1,313)	(1,367)
Member Advances, Net	38,597	26,581
11-30 [Member]
Financing Receivable, Past Due [Line Items]
Gross Member Advances	8,111	8,380
Allowance for Unrecoverable Advances	(2,084)	(1,205)
Member Advances, Net	6,027	7,175
31-60 [Member]
Financing Receivable, Past Due [Line Items]
Gross Member Advances	4,781	5,489
Allowance for Unrecoverable Advances	(2,652)	(3,009)
Member Advances, Net	2,129	2,480
61-90 [Member]
Financing Receivable, Past Due [Line Items]
Gross Member Advances	3,986	6,088
Allowance for Unrecoverable Advances	(2,735)	(4,284)
Member Advances, Net	1,251	1,804
91-120 [Member]
Financing Receivable, Past Due [Line Items]
Gross Member Advances	4,220	3,419
Allowance for Unrecoverable Advances	(3,211)	(2,715)
Member Advances, Net	$ 1,009	$ 704